Shareholders' equity - Share capital (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share capital
Number of shares authorised	7,436,994,357	7,436,994,357
Total Par Value	$ 25,660	$ 25,660
Fixed capital
Share capital
Number of shares authorised	6,786,994,357	6,786,994,357
Total Par Value	$ 25,660	$ 25,660
Fixed capital: Series "F" shares
Share capital
Number of shares authorised	3,464,309,145	3,464,309,145
Total Par Value	$ 13,098	$ 13,098
Fixed capital: Series "B" shares
Share capital
Number of shares authorised	3,322,685,212	3,322,685,212
Total Par Value	$ 12,562	$ 12,562
Authorized unsubscribed capital
Share capital
Number of shares authorised	650,000,000	650,000,000
Authorized unsubscribed capital: Series "F" shares
Share capital
Number of shares authorised	331,811,068	331,811,068
Authorized unsubscribed capital: Series "B" Shares
Share capital
Number of shares authorised	318,188,932	318,188,932
Series F shares
Share capital
Share capital (as a percent)	51.00%
Series B shares
Share capital
Share capital (as a percent)	49.00%